STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2012	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant of shares (in shares)					1,313,845
Grant date fair value (in dollars per share)					$ 4.50
Stock-based compensation expense					$ 9,386,000	$ 1,741,000	$ 6,873,000	$ 2,660,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant of shares (in shares)							1,780,052
Grant date fair value (in dollars per share)							$ 1.54
Stock-based compensation expense					6,113,000	10,000	$ 2,398,000	469,000
Number of options outstanding (in shares)							1,068,305
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense					$ 3,273,000	$ 1,731,000	$ 4,475,000	$ 2,191,000
Brushy Resources, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate									1.87%
Expected volatility of common stock									92.00%
Dividend yield									0.00%
Expected life of options									5 years 8 months 19 days
Weighted average remaining contractual life								8 years 6 months 18 days
Brushy Resources, Inc [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant of shares (in shares)	349,650
Grant date fair value (in dollars per share)	$ 10.00
Stock issued during period exercise of restricted stock (in shares)				349,650
Brushy Resources, Inc [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Percentage of Voting Power Transferred to New Owners	50.00%
Brushy Resources, Inc [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 0	$ 300,000					$ 300,000	$ 1,199,000
Brushy Resources, Inc [Member] | Conditional Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 0	0					$ 0	0
Percentage Of Cash Payment Difference Between Market Capital And Book Value At The Time Of The IPO Under Employment Agreement in Condition 1		1.00%						1.00%
Percentage Of Fully-Diluted Capital Stock To Purchase Common Stock Options Under Employment Agreement In Condition 2		1.00%						1.00%
Vesting Period Of Fully-Diluted Capital Stock Under Employment Agreement In Condition 2		4 years						4 years
Percentage Of Fully-Diluted Capital Stock To Purchase Common Stock Options Under Employment Agreement In Condition 3		1.00%						1.00%
Vesting Period Of Fully-Diluted Capital Stock Under Employment Agreement In Condition 3		6 years						6 years
Brushy Resources, Inc [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 206,000	$ 206,000
Vesting period of equity award options		3 years						3 years
Equity award options with a one-year cliff (in shares)		300,000						300,000
Monthly vesting of equity award options (in shares)		25,000						25,000
Unrecognized stock-based compensation related to the non-vested stock options		$ 1,169,000						$ 1,375,000
Period for recognition of unrecognized stock-based compensation		1 year 5 months 1 day						1 year 8 months 1 day
Number of options granted (in shares)		0						0
Number of options outstanding (in shares)		900,000						900,000
Intrinsic value of options outstanding		$ 0						$ 0
Number of options exercisable (in shares)		500,000						425,000
Weighted average exercise price (in dollars per share)		$ 4.75						$ 4.75
Weighted average grant date fair value (in dollars per share)		$ 2.75						$ 2.75
Weighted average remaining contractual life		8 years 3 months 18 days
Brushy Resources, Inc [Member] | Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense								$ 825,000	$ 275,000